Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As discussed in our Compensation Discussion and Analysis section, our executive compensation program is designed to reflect a strong focus on pay-for-performance to drive superior financial results and value creation and strongly align our executives’ interests with those of our shareholders. The following tables and accompanying disclosures are presented in accordance with new SEC disclosure requirements.
Pay Versus Performance Table

				Value of Initial Fixed $100 Investment on 12/31/2019 based On:				Supplementary
Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Company Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (millions)	Adjusted EPS (5)	Revenue (millions)
2022	$11,125,717	$3,939,506	$2,805,572	$1,740,328	$141.84	$134.65	$1,251	$44.42	$28,188
2021	$10,532,359	$14,008,918	$2,323,172	$2,821,850	$204.49	$177.33	$1,060	$40.03	$22,832
2020	$8,250,411	$23,884,186	$2,002,293	$4,731,197	$200.80	$119.26	$470	$18.19	$13,124
(1)	In order to calculate the compensation “actually paid” for our PEO and NEOs, we have subtracted the following amounts from the value in the summary compensation table totals.
PEO:	Equity Awards Values	NEO Average:	Equity Awards Value
2022	$7,822,865	2022	$1,526,813
2021	$6,146,047	2021	$872,135
2020	$3,856,830	2020	$617,124
These amounts reflect the grant date fair value for performance and time-vesting RSUs granted in the year, computed in accordance with
FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.
(2)	In order to calculate the compensation “actually paid” for our PEO and NEOs, we have added the following amounts:
PEO:	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date	NEO Average:	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date
2022	$8,192,987	$(7,556,333)	2022	$1,584,426	$(1,122,856)
2021	$9,219,071	$403,536	2021	$1,308,528	$62,286
2020	$5,785,389	$13,705,216	2020	$925,793	$2,420,234
These amounts reflect the change in fair value for performance and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates.
(3)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:
NEOs:
2022	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2021	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2020	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, Thomas M. Dobry
(4)	The peer group used for purposes of this table is the 2022 peer group described in the Compensation Discussion & Analysis.
(5)	A reconciliation to GAAP EPS and net income are found on p. 34 of our 2022 10-K.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(3)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:
NEOs:
2022	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2021	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2020	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, Thomas M. Dobry

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for purposes of this table is the 2022 peer group described in the Compensation Discussion & Analysis.

PEO Total Compensation Amount	$ 11,125,717	$ 10,532,359	$ 8,250,411
PEO Actually Paid Compensation Amount	$ 3,939,506	14,008,918	23,884,186
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	In order to calculate the compensation “actually paid” for our PEO and NEOs, we have subtracted the following amounts from the value in the summary compensation table totals.
PEO:	Equity Awards Values	NEO Average:	Equity Awards Value
2022	$7,822,865	2022	$1,526,813
2021	$6,146,047	2021	$872,135
2020	$3,856,830	2020	$617,124
These amounts reflect the grant date fair value for performance and time-vesting RSUs granted in the year, computed in accordance with
FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.
(2)	In order to calculate the compensation “actually paid” for our PEO and NEOs, we have added the following amounts:
PEO:	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date	NEO Average:	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date
2022	$8,192,987	$(7,556,333)	2022	$1,584,426	$(1,122,856)
2021	$9,219,071	$403,536	2021	$1,308,528	$62,286
2020	$5,785,389	$13,705,216	2020	$925,793	$2,420,234
These amounts reflect the change in fair value for performance and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates.

Non-PEO NEO Average Total Compensation Amount	$ 2,805,572	2,323,172	2,002,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,740,328	2,821,850	4,731,197
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	In order to calculate the compensation “actually paid” for our PEO and NEOs, we have subtracted the following amounts from the value in the summary compensation table totals.
PEO:	Equity Awards Values	NEO Average:	Equity Awards Value
2022	$7,822,865	2022	$1,526,813
2021	$6,146,047	2021	$872,135
2020	$3,856,830	2020	$617,124
These amounts reflect the grant date fair value for performance and time-vesting RSUs granted in the year, computed in accordance with
FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.
(2)	In order to calculate the compensation “actually paid” for our PEO and NEOs, we have added the following amounts:
PEO:	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date	NEO Average:	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date
2022	$8,192,987	$(7,556,333)	2022	$1,584,426	$(1,122,856)
2021	$9,219,071	$403,536	2021	$1,308,528	$62,286
2020	$5,785,389	$13,705,216	2020	$925,793	$2,420,234
These amounts reflect the change in fair value for performance and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates.

Tabular List [Table Text Block]
Table of Performance Measures
The following table presents the performance measures the Committee considers to have been the most important in its executive compensation program linking pay to performance for 2022, with adjusted EPS serving as the single most important financial metric. The role of each of these performance measures on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis section.

Adjusted EPS (financial)
Revenue (financial)
Driveway Online Sales (financial)
Store Profit Goals (financial)
Strategic Initiatives (non-financial)

Total Shareholder Return Amount	$ 141.84	204.49	200.8
Peer Group Total Shareholder Return Amount	134.65	177.33	119.26
Net Income (Loss)	$ 1,251,000,000	$ 1,060,000,000	$ 470,000,000
Company Selected Measure Amount | $ / shares	44.42	40.03	18.19
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(5)	A reconciliation to GAAP EPS and net income are found on p. 34 of our 2022 10-K.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	28,188,000,000	22,832,000,000	13,124,000,000
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Driveway Online Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Store Profit Goals
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Initiatives
PEO [Member] | Adjustment for Equity Awards Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,822,865	$ 6,146,047	$ 3,856,830
PEO [Member] | Adjustment for Fair Value of Awards Granted in Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,192,987	9,219,071	5,785,389
PEO [Member] | Adjustment for Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,556,333)	403,536	13,705,216
Non-PEO NEO [Member] | Adjustment for Equity Awards Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,526,813	872,135	617,124
Non-PEO NEO [Member] | Adjustment for Fair Value of Awards Granted in Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,584,426	1,308,528	925,793
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,122,856)	$ 62,286	$ 2,420,234